UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Orange Capital, LLC
Address: 1370 Avenue of the Americas, 23rd Floor
         New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:

  /s/ Daniel Lewis                 New York, NY                May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    $376,474
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name
----       -------------------       ------------------------------
1.            028-12817              Orange Capital Master I, Ltd.

                                            FORM 13F INFORMATION TABLE
                                               ORANGE CAPITAL, LLC
                                                 March 31, 2011


COLUMN 1                      COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                               TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
CACI INTL INC                CL A              127190304   60,650    989,075  SH           DEFINED     1         989,075
E TRADE FINANCIAL CORP       COM NEW           269246401   64,699  4,139,432  SH           DEFINED     1       4,139,432
FOREST CITY ENTERPRISES INC  CL A              345550107   20,332  1,079,778  SH           DEFINED     1       1,079,778
LEXINGTON REALTY TRUST       COM               529043101   62,076  6,639,150  SH           DEFINED     1       6,639,150
HORIZON LINES INC            NOTE 4.250% 8/1   44044KAB7    7,339  9,500,000  PRN          DEFINED     1       9,500,000
SPANSION INC                 COM CL A NEW      84649R200   14,988    802,805  SH           DEFINED     1         802,805
SPDR GOLD TRUST              GOLD SHS          78463V107  125,874    900,000       CALL    DEFINED     1         900,000
SUNOCO INC                   COM               86764P109   20,516    450,000  SH           DEFINED     1         450,000





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